SHARE-BASED COMPENSATION (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 USD ($) Employees shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares
Ordinary shares, par value | ₪ / shares					₪ 0.015	₪ 0.015
Stock option expired extend	10 years
Stock option granted	3,473,515
Number of employees | Employees	240
Incremental compensation cost | $	$ 895
Compensation expense | $	$ 783	$ 10,927	$ 3,181	$ 2,110
Number of unvested options		4,251,239
Unrecognized compensation cost | $		$ 19,945
Weighted-average period		1 year 22 days
Intrinsic value of options exercised | $		$ 28,950
2019 Stock Option Plan [Member]
Ordinary shares, par value | ₪ / shares					₪ 0.015
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member]
Stock option expired		4 years
Stock option granted		813,515
Contractual term		P10Y
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member] | Minimum [Member]
Shares available for future issuance		174,655
2019 Stock Option Plan [Member] | Options restricted shares and other sharebased awards member [Member] | Maximum [Member]
Shares available for future issuance		1,761,513